Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	11-3289165
Plan number	003
Current Value	$ 758,372,364
Cash and cash equivalents	414	$ 8,440
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	12,536,080
Total investments, at fair value	$ 770,908,858
Investment, Identifier [Axis]: Baird | Baird Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	2,254,531
Current Value	$ 23,244,212
Investment, Identifier [Axis]: Cohen & Steers | Cohen & Steers Realty Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	102,059
Current Value	$ 4,888,624
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	2,242,139
Current Value	$ 103,743,790
Investment, Identifier [Axis]: MSC Industrial Direct Co., Inc. | MSC Industrial Direct Co., Inc. Class A Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	169,313
Investment, Identifier [Axis]: MSC Industrial Direct Co., Inc.| MSC Industrial Direct Co., Inc. Class A Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,239,254
Investment, Identifier [Axis]: Participant loans | Participants loans, with interest rates ranging from 4.25% -9.50%, with various maturity dates through 2034 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, interest rate	4.25%
Investment, Identifier [Axis]: Participant loans | Participants loans, with interest rates ranging from 4.25% -9.50%, with various maturity dates through 2034 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, interest rate	9.50%
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Communications & Technology Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	322,065
Current Value	$ 42,370,771
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Equity Income Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	464,032
Current Value	$ 20,932,500
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Global Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	501,062
Current Value	$ 34,828,812
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	339,373
Current Value	$ 33,000,664
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Mid-Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	617,341
Current Value	$ 19,859,862
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Stable Value Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	45,928,938
Current Value	$ 45,928,938
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	269,373
Current Value	$ 12,886,795
Investment, Identifier [Axis]: T. Rowe Price | U.S. Treasury Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	33,351
Current Value	$ 33,351
Investment, Identifier [Axis]: Vanguard | Vanguard Explorer Fund, Armiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	155,161
Current Value	$ 16,554,175
Investment, Identifier [Axis]: Vanguard | Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	108,177
Current Value	$ 59,722,265
Investment, Identifier [Axis]: Vanguard | Vanguard International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	119,940
Current Value	$ 13,671,861
Investment, Identifier [Axis]: Vanguard | Vanguard Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	142,017
Current Value	$ 17,550,521
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	419,641
Current Value	$ 11,519,134
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	1,667,238
Current Value	$ 33,261,388
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	1,287,624
Current Value	$ 54,505,119
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	2,269,142
Current Value	$ 62,129,121
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	929,158
Current Value	$ 46,411,450
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	1,057,498
Current Value	$ 36,737,467
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	330,295
Current Value	$ 19,579,890
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	220,331
Current Value	$ 14,577,123
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	121,856
Current Value	$ 7,430,797
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	99,942
Current Value	$ 4,000,677
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	11,291
Current Value	$ 359,271
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, investment, number of shares	317,558
Current Value	$ 4,404,532